Subsequent Events	9 Months Ended
Sep. 30, 2024
Subsequent Events
Subsequent Events

Note 18 - Subsequent Events

The Company evaluates subsequent events and transactions that occurred after the condensed consolidated balance sheet date through the date that the financial statements were issued. During this period, the Company did not identify any subsequent events that would have required adjustment in the condensed consolidated financial statements.